SHARE CAPITAL (Details 5) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Statements of Net Loss: share-based payments	$ 1,592	$ 1,573
Share-based payments	2,484	2,427
Mineral Properties [Member]
Statement [Line Items]
Statements of Financial Position: share-based payments	892	854
General and Administration
Statement [Line Items]
Statements of Net Loss: share-based payments	1,170	1,235
Exploration and Evaluation
Statement [Line Items]
Statements of Net Loss: share-based payments	56	44
Investor Relations and Marketing
Statement [Line Items]
Statements of Net Loss: share-based payments	121	149
Corporate Development and Due Diligence
Statement [Line Items]
Statements of Net Loss: share-based payments	$ 245	$ 145